Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 387,463	$ 484,513
Gross Unrealized Gains	130	286
Gross Unrealized Losses	29,408	32,510
Fair Value	358,185	452,289
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	86,833	121,728
Gross Unrealized Gains	4	5
Gross Unrealized Losses	1,220	3,065
Fair Value	85,617	118,668
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	18	26
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	18	26
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	239,420	263,182
Gross Unrealized Gains	114	270
Gross Unrealized Losses	26,406	25,775
Fair Value	213,128	237,677
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	45,033	80,150
Gross Unrealized Gains	0	0
Gross Unrealized Losses	452	2,098
Fair Value	44,581	78,052
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	15,471	18,740
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,330	1,554
Fair Value	14,141	17,186
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	688	687
Gross Unrealized Gains	12	11
Gross Unrealized Losses	0	18
Fair Value	$ 700	$ 680